Derivative and Hedging Instruments - Summary of Fair Values of Derivative Instruments by Remaining Term to Maturity (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [Line Items]
Derivative assets	$ 19,449,000,000	$ 13,703,000,000
Derivative liabilities	10,284,000,000	7,803,000,000
Remaining term to maturity (notional amounts)	402,477,000,000	414,734,000,000
Credit risk equivalent	14,156,000,000	10,933,000,000
Risk- weighted amount	1,859,000,000	1,505,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	19,449,000,000	13,703,000,000
Derivative liabilities	10,284,000,000	7,803,000,000
Fair value, net	9,165,000,000	5,900,000,000
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	336,920,000,000	352,462,000,000
Credit risk equivalent	7,849,000,000	5,936,000,000
Risk- weighted amount	1,087,000,000	882,000,000
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	18,600,000,000	12,799,000,000
Derivative liabilities	(9,403,000,000)	(6,699,000,000)
Fair value, net	9,197,000,000	6,100,000,000
Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	140,256,000,000	147,880,000,000
Credit risk equivalent	6,891,000,000	5,301,000,000
Risk- weighted amount	957,000,000	787,000,000
Interest rate swaps [Member] | OTC swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	15,627,000,000	11,750,000,000
Derivative liabilities	(8,910,000,000)	(6,477,000,000)
Fair value, net	6,717,000,000	5,273,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	143,266,000,000	153,343,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	238,000,000	95,000,000
Derivative liabilities	(240,000,000)	(96,000,000)
Fair value, net	(2,000,000)	(1,000,000)
Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	28,081,000,000	25,206,000,000
Credit risk equivalent	398,000,000	259,000,000
Risk- weighted amount	53,000,000	37,000,000
Interest rate swaps [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	2,312,000,000	637,000,000
Derivative liabilities	(253,000,000)	(126,000,000)
Fair value, net	2,059,000,000	511,000,000
Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	13,069,000,000	14,297,000,000
Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	12,248,000,000	11,736,000,000
Credit risk equivalent	560,000,000	376,000,000
Risk- weighted amount	77,000,000	58,000,000
Interest rate swaps [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	423,000,000	317,000,000
Fair value, net	423,000,000	317,000,000
Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	8,173,000,000	5,986,000,000
Credit risk equivalent	138,000,000	108,000,000
Risk- weighted amount	16,000,000	13,000,000
Foreign exchange [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	32,000,000	54,000,000
Derivative liabilities	(42,000,000)	(106,000,000)
Fair value, net	(10,000,000)	(52,000,000)
Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,387,000,000	4,052,000,000
Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	28,205,000,000	25,081,000,000
Credit risk equivalent	2,515,000,000	2,309,000,000
Risk- weighted amount	279,000,000	256,000,000
Foreign exchange [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	642,000,000	807,000,000
Derivative liabilities	(1,864,000,000)	(1,736,000,000)
Fair value, net	(1,222,000,000)	(929,000,000)
Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	502,000,000	652,000,000
Credit derivatives [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	6,000,000	10,000,000
Fair value, net	6,000,000	10,000,000
Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,576,000,000	10,908,000,000
Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	13,317,000,000	12,723,000,000
Credit risk equivalent	3,418,000,000	2,277,000,000
Risk- weighted amount	448,000,000	316,000,000
Equity contracts [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	821,000,000	621,000,000
Derivative liabilities	(20,000,000)	(118,000,000)
Fair value, net	801,000,000	503,000,000
Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,397,000,000	2,870,000,000
Credit risk equivalent	236,000,000	303,000,000
Risk- weighted amount	29,000,000	38,000,000
Equity contracts [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	43,000,000	29,000,000
Derivative liabilities	(16,000,000)	(57,000,000)
Fair value, net	27,000,000	(28,000,000)
Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	402,477,000,000	414,734,000,000
Credit risk equivalent	14,156,000,000	10,933,000,000
Risk- weighted amount	1,859,000,000	1,505,000,000
Financial Instruments [member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	20,144,000,000	14,320,000,000
Derivative liabilities	(11,345,000,000)	(8,716,000,000)
Fair value, net	8,799,000,000	5,604,000,000
Accrued interest [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	695,000,000	617,000,000
Derivative liabilities	(1,061,000,000)	(913,000,000)
Fair value, net	(366,000,000)	(296,000,000)
Less than 1 year [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,248,000,000	649,000,000
Derivative liabilities	332,000,000	359,000,000
Remaining term to maturity (notional amounts)	66,327,000,000	65,862,000,000
Less than 1 year [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	35,081,000,000	34,939,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	5,105,000,000	3,495,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,932,000,000	5,723,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,709,000,000	10,258,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	13,069,000,000	14,297,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,266,000,000	1,166,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	8,173,000,000	5,926,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,387,000,000	4,052,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	998,000,000	1,024,000,000
Less than 1 year [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	275,000,000	143,000,000
Less than 1 year [Member] | Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,576,000,000	10,908,000,000
Less than 1 year [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,604,000,000	6,142,000,000
Less than 1 year [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,233,000,000	2,728,000,000
Less than 1 year [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	66,327,000,000	65,862,000,000
1 to 3 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,659,000,000	671,000,000
Derivative liabilities	145,000,000	229,000,000
3 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,309,000,000	795,000,000
Derivative liabilities	218,000,000	227,000,000
Over 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	15,233,000,000	11,588,000,000
Derivative liabilities	9,589,000,000	6,988,000,000
Remaining term to maturity (notional amounts)	268,277,000,000	277,310,000,000
Over 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	248,509,000,000	259,534,000,000
Over 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	112,863,000,000	121,817,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	127,835,000,000	131,480,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,283,000,000	648,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,528,000,000	5,589,000,000
Over 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	19,688,000,000	17,776,000,000
Over 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	80,000,000
Over 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	268,277,000,000	277,310,000,000
1 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	67,873,000,000	71,562,000,000
1 to 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	53,330,000,000	57,989,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	22,288,000,000	22,568,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,499,000,000	16,140,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	15,089,000,000	14,300,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	4,454,000,000	4,981,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)		60,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	7,519,000,000	6,281,000,000
1 to 5 years [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	227,000,000	509,000,000
1 to 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,633,000,000	6,581,000,000
1 to 5 years [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	164,000,000	142,000,000
1 to 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	$ 67,873,000,000	$ 71,562,000,000